Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Deficit [Member]
BALANCE at Dec. 31, 2013	$ 18,171	$ 37	$ 214,619	$ (196,485)
BALANCE, Shares at Dec. 31, 2013		36,994,000
Exercise of common stock options	$ 6		6
Exercise of common stock options, shares	1,000	4,000
Non-cash compensation recognized on stock options and ESPP	$ 157		157
Restricted stock grants, net of cancellations	3,495	$ 1	3,494
Restricted stock grants, net of cancellations, shares		1,421,000
Cancellation of shares for payment of withholding tax	(391)		(391)
Cancellation of shares for payment of withholding tax, shares		(292,000)
Employee stock purchase plan	21		21
Employee stock purchase plan, shares		27,000
Issuance of common stock in a private placement	5,242	$ 7	5,235
Issuance of common stock in a private placement, shares		6,846,000
Comprehensive loss	(11,799)			(11,799)
BALANCE at Dec. 31, 2014	14,902	$ 45	223,141	(208,284)
BALANCE, Shares at Dec. 31, 2014		45,000,000
Exercise of common stock options	$ 10		10
Exercise of common stock options, shares	2,000	8,000
Non-cash compensation recognized on stock options and ESPP	$ 186		186
Restricted stock grants, net of cancellations	1,967	$ 1	1,966
Restricted stock grants, net of cancellations, shares		1,091,000
Cancellation of shares for payment of withholding tax	(458)		(458)
Cancellation of shares for payment of withholding tax, shares		(394,000)
Tax benefit deficiencies related to restricted stock expense	5		5
Employee stock purchase plan	17		17
Employee stock purchase plan, shares		24,000
Comprehensive loss	(2,603)			(2,603)
BALANCE at Dec. 31, 2015	$ 14,026	$ 46	224,867	(210,887)
BALANCE, Shares at Dec. 31, 2015	11,432,318	45,729,000
Non-cash compensation recognized on stock options and ESPP	$ 137		137
Restricted stock grants, net of cancellations	1,391		1,391
Restricted stock grants, net of cancellations, shares		366,000
Cancellation of shares for payment of withholding tax	(304)		(304)
Cancellation of shares for payment of withholding tax, shares		(126,000)
Employee stock purchase plan	13		13
Employee stock purchase plan, shares		7,000
Shares issued for iMobileMagic acquisition	1,737		1,737
Shares issued for iMobileMagic acquisition, shares		611,000
Shares issued for interest on notes payable	17		17
Shares issued for interest on notes payable, shares		8,000
Effects of reverse stock split	(3)	$ (34)	31
Effects of reverse stock split, shares		(34,297,000)
Issuance of warrants	1,386		1,386
Comprehensive loss	(15,341)			(15,341)
BALANCE at Dec. 31, 2016	$ 3,059	$ 12	$ 229,275	$ (226,228)
BALANCE, Shares at Dec. 31, 2016	12,297,954	12,298,000